                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Nationwide Leaders Fund
                     Gartmore GVIT U.S. Growth Leaders Fund
                      Gartmore GVIT Worldwide Leaders Fund

                    Supplement dated September 7, 2006 to the
                          Prospectus dated May 1, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1.   The second sentence in the first paragraph in the section titled "Principal
     Strategies"  under  "Gartmore  GVIT U.S.  Growth  Leaders  Fund Summary and
     Performance" on page 6 is restated as follows:

     The Fund  typically  focuses  its  investments  in a core group of 25 to 35 common stocks of companies of any size whose  earnings are expected to grow faster than those of other companies in the market.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

     PS-GVLDRS-2  9/06